Earnings per share	12 Months Ended
Mar. 31, 2019
Earnings per share [abstract]
Earnings per share
Earnings per share

Basic

Basic earnings per share is calculated by dividing the profit attributable to owners of the parent by the weighted average number of ordinary shares in issue during the year.

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Profit attributable to owners of the parent	202,336	181,134	121,458
Weighted average number of ordinary shares in issue (000s)	563,578	561,088	629,626
Basic earnings per share (R)	0.36	0.32	0.19

Diluted

Diluted earnings per share is calculated by dividing the diluted profit attributable to owners of the parent by the diluted weighted average number of ordinary shares in issue during the year. Share options and share appreciation rights granted to employees under the TeliMatrix Group Executive Incentive Scheme and the MiX Telematics Long-Term Incentive Plan (“LTIP”), as disclosed in note 13, are considered to be potential ordinary shares. They have been included in the determination of diluted earnings per share if the required target share price or annual shareholder return hurdles (as applicable) would have been met based on the Company's performance up to the reporting date, and to the extent to which they are dilutive. Details relating to the share options and share appreciation rights are set out in note 13.
Performance share awards were issued for the first time during fiscal 2019. The performance share awards are not considered to be dilutive as the performance conditions have not been met. Share appreciation rights were issued for the first time during fiscal 2015 and there were no potentially dilutive share appreciation rights at March 31, 2017.

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Diluted profit attributable to owners of the parent	202,336	181,134	121,458

Weighted average number of ordinary shares in issue (000s)	563,578	561,088	629,626
Adjusted for:
– potentially dilutive effect of share appreciation rights	16,275	7,230	—
– potentially dilutive effect of share options	3,794	5,663	2,193
Diluted weighted average number of ordinary shares in issue (000s)	583,647	573,981	631,819
Diluted earnings per share (R)	0.35	0.32	0.19

Adjusted earnings per share
Adjusted earnings per share is defined as profit attributable to owners of the parent, MiX Telematics Limited, excluding net foreign exchange gains/(losses) net of tax and share based compensation costs related to performance share awards net of tax, divided by the weighted average number of ordinary shares in issue during the period.

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Reconciliation of adjusted earnings
Profit attributable to owners of the parent	202,336	181,134	121,458
Net foreign exchange (gains)/losses	(383)	5,073	(1,476)
IFRS 2 charge on performance share awards (note 13)	5,110	—	—
Income tax effect on the above components(1)	47,382	(29,403)	(15,307)
Adjusted earnings attributable to owners of the parent	254,445	156,804	104,675

(1)	The income tax effect is mainly influenced by the Group’s internal loan structures (note 29).

Basic
Basic adjusted earnings per share is calculated by dividing the adjusted earnings attributable to owners of the parent by the weighted average number of ordinary shares in issue during the year.

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Adjusted earnings attributable to owners of the parent	254,445	156,804	104,675
Weighted average number of ordinary shares in issue (000s)	563,578	561,088	629,626
Basic adjusted earnings per share (R)	0.45	0.28	0.17

Diluted
Adjusted diluted earnings per share is calculated by dividing the diluted adjusted earnings attributable to owners of the parent by the diluted weighted average number of ordinary shares in issue during the year.

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Diluted adjusted earnings attributable to owners of the parent	254,445	156,804	104,675
Diluted adjusted weighted average number of ordinary shares in issue (000s)	583,647	573,981	631,819
Diluted adjusted earnings per share (R)	0.44	0.27	0.17

Headline earnings per share
Headline earnings is a profit measure required for JSE-listed companies and is calculated in accordance with circular 4/2018 issued by the South African Institute of Chartered Accountants. The profit measure is determined by taking the profit for the period prior to certain separately identifiable re-measurements of the carrying amount of an asset or liability that arose after the initial recognition of such asset or liability net of related tax (both current and deferred) and related non-controlling interest.

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Reconciliation of headline earnings
Profit attributable to owners of the parent	202,336	181,134	121,458
(Profit)/loss on disposal of property, plant and equipment and intangible assets (note 32.2)	(586)	(1,264)	262
Impairment of intangible assets (notes 5, 7 and 32.2)	930	2,687	3,166
Impairment/(reversal of impairment) of property, plant and equipment (notes 5, 6 and 32.2)	—	9	(791)
Non-controlling interest effects of adjustments	—	—	8
Income tax effect on the above components	(85)	(380)	(661)
Headline earnings attributable to owners of the parent	202,595	182,186	123,442

Basic
Basic headline earnings per share is calculated by dividing the headline earnings attributable to owners of the parent by the weighted average number of ordinary shares in issue during the year.

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Headline earnings attributable to owners of the parent	202,595	182,186	123,442
Weighted average number of ordinary shares in issue (000s)	563,578	561,088	629,626
Basic headline earnings per share (R)	0.36	0.32	0.20

Diluted
Diluted headline earnings per share is calculated by dividing the diluted headline earnings attributable to owners of the parent by the diluted weighted average number of ordinary shares in issue during the year.

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Diluted headline earnings attributable to owners of the parent	202,595	182,186	123,442
Diluted weighted average number of ordinary shares in issue (000s)	583,647	573,981	631,819
Diluted headline earnings per share (R)	0.35	0.32	0.20